SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock subject to possible redemption

Gross proceeds	$207,000,000
Less:
Proceeds allocated to Public Rights	$(17,595,000)
Common stock issuance costs	$(4,552,520)
Plus:
Remeasurement of carrying value to redemption value	$24,217,520
Common stock subject to possible redemption, December 31, 2021	209,070,000
Plus:
Remeasurement of carrying value to redemption value	4,113,552
Common stock subject to possible redemption, December 31, 2022	$213,183,552

Reconciliation of Net income (loss) per share of common stock

		For The Period from
		September 2, 2021
	For the Year Ended	(Inception) Through
	December 31, 2022	December 31, 2021
	Common Stock	Common Stock
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss) as adjusted	$1,015,702	$(235,380)
Denominator:
Basic and diluted weighted average shares outstanding	26,851,000	9,182,858
Basic and diluted net income (loss) per common share	$0.04	$(0.03)